Summary of the Changes in the Deferred Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes
Balance at January 1	$ 6,256	$ (372)
Recognized in the statement of income for the period	(4,058)	1,743
Recognized in shareholders’ equity	(1,555)	5,564
Cumulative translation adjustment	(124)	(623)
Use of tax loss carryforwards	(1,172)	(60)
Others	37	4
Balance at December 31,	$ (625)	$ 6,256